Commitments (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Commitments [Line Items]
Consideration payable from acquisitions	$ 223,224	$ 101,940
Present value remeasurements and changes in fair values	10,347	25,280
Acquisition payables recognized from asset acquisitions	23,346	84,551
Acquisition payables recognized on business combination		138,334
Deferred Consideration Expenses	4,005	11,245
Deferred consideration recognized on business combination		16,549
Deferred consideration settled in Class A common shares	(29,741)	(32,705)
Acquisition payables settled in cash	(48,694)	(86,167)
Acquisition payables settled in Class A common shares	(14,687)	(4,870)
Transfers		(3,979)
Cumulative Translation Adjustment	16,634	(26,954)
Consideration payable from acquisitions	$ 184,434	$ 223,224